Risk management - Credit risk provision matrix (Details) - Trade and other receivables (except for advances issued) ₽ in Millions	Dec. 31, 2018 RUB (₽)
Gross carrying amount
Disclosure of provision matrix
Financial assets	₽ 8,121
Loss allowance / Impairment
Disclosure of provision matrix
Financial assets	₽ (354)
Current and less than 30 days
Disclosure of provision matrix
Expected credit loss rate	0.26%
Current and less than 30 days | Gross carrying amount
Disclosure of provision matrix
Financial assets	₽ 7,672
Current and less than 30 days | Loss allowance / Impairment
Disclosure of provision matrix
Financial assets	₽ (20)
30-60 days
Disclosure of provision matrix
Expected credit loss rate	3.00%
30-60 days | Gross carrying amount
Disclosure of provision matrix
Financial assets	₽ 96
30-60 days | Loss allowance / Impairment
Disclosure of provision matrix
Financial assets	₽ (3)
61-90 days
Disclosure of provision matrix
Expected credit loss rate	36.00%
61-90 days | Gross carrying amount
Disclosure of provision matrix
Financial assets	₽ 22
61-90 days | Loss allowance / Impairment
Disclosure of provision matrix
Financial assets	₽ (8)
More than 91 days
Disclosure of provision matrix
Expected credit loss rate	98.00%
More than 91 days | Gross carrying amount
Disclosure of provision matrix
Financial assets	₽ 331
More than 91 days | Loss allowance / Impairment
Disclosure of provision matrix
Financial assets	₽ (323)